Cover	Apr. 05, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 05, 2023
Entity File Number	001-38167
Entity Registrant Name	American Virtual Cloud Technologies, Inc.
Entity Central Index Key	0001704760
Entity Tax Identification Number	81-2402421
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1720 Peachtree Street
Entity Address, Address Line Two	Suite 629
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30309
City Area Code	404
Local Phone Number	239-2863
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	AVCTQ
Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50
Trading Symbol	AVCWQ